                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00487

                          SECURITY LARGE CAP VALUE FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                          SECURITY LARGE CAP VALUE FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: September 30

                     Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                          SECURITY LARGE CAP VALUE FUND

                                                          NUMBER OF       MARKET
                                                            SHARES        VALUE
                                                         -----------   -----------
COMMON STOCKS - 95.2%
AEROSPACE & DEFENSE - 2.4%
United Technologies Corporation                               35,400   $ 2,245,068
                                                                       -----------
AGRICULTURAL PRODUCTS - 2.3%
Archer-Daniels-Midland Company                                51,500     2,125,920
                                                                       -----------
ALUMINUM - 0.7%
Alcoa, Inc.                                                   20,100       650,436
                                                                       -----------
BROADCASTING & CABLE TV - 4.2%
CBS Corporation (Cl.B)                                       108,800     2,943,040
Clear Channel Communications, Inc.                            31,800       984,210
                                                                       -----------
                                                                         3,927,250
                                                                       -----------
COMMUNICATIONS EQUIPMENT - 2.7%
3Com Corporation*                                            483,300     2,474,496
                                                                       -----------
COMPUTER HARDWARE - 1.4%
Hewlett-Packard Company                                       40,900     1,295,712
                                                                       -----------
CONSTRUCTION & ENGINEERING - 6.2%
McDermott International, Inc.*                                71,250     3,239,737
Shaw Group, Inc.*                                             90,400     2,513,120
                                                                       -----------
                                                                         5,752,857
                                                                       -----------
CONSUMER FINANCE - 0.7%
PHH Corporation*                                              24,700       680,238
                                                                       -----------
DIVERSIFIED CHEMICALS - 2.3%
Dow Chemical Company                                          30,100     1,174,803
E.I. du Pont de Nemours & Company                             22,100       919,360
                                                                       -----------
                                                                         2,094,163
                                                                       -----------
DRUG RETAIL - 3.3%
CVS Corporation                                               99,100     3,042,370
                                                                       -----------
ELECTRIC UTILITIES - 1.0%
Edison International                                          24,300       947,700
                                                                       -----------
EXCHANGE TRADED FUNDS - 5.8%
iShares Russell 1000 Value Index Fund                         36,900     2,691,486
iShares S&P 500 Value Index Fund                              38,800     2,665,172
                                                                       -----------
                                                                         5,356,658
                                                                       -----------
HEALTH CARE SERVICES - 3.2%
Medco Health Soulutions, Inc.*                                51,000     2,921,280
                                                                       -----------
HYPERMARKETS & SUPERCENTERS - 3.3%
Costco Wholesale Corporation                                  53,100     3,033,603
                                                                       -----------
INDUSTRIAL CONGLOMERATES - 5.9%
General Electric Company                                      90,400     2,979,584
Tyco International, Ltd.                                      90,900     2,499,750
                                                                       -----------
                                                                         5,479,334
                                                                       -----------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                          SECURITY LARGE CAP VALUE FUND

                                                          NUMBER OF       MARKET
                                                            SHARES        VALUE
                                                         -----------   -----------
COMMON STOCKS (CONTINUED)
INTEGRATED OIL & GAS - 7.0%
Chevron Corporation                                           30,900   $ 1,917,654
ConocoPhillips                                                28,800     1,887,264
Exxon Mobil Corporation                                       43,700     2,680,995
                                                                       -----------
                                                                         6,485,913
                                                                       -----------
IT CONSULTING & OTHER SERVICES - 1.1%
Unisys Corporation*                                          157,400       988,472
                                                                       -----------
MANAGED HEALTH CARE - 1.7%
WellPoint, Inc.*                                              22,200     1,615,494
                                                                       -----------
MOVIES & ENTERTAINMENT - 5.4%
News Corporation                                              95,500     1,831,690
Time Warner, Inc.                                            151,500     2,620,950
Viacom, Inc. (Cl.B)*                                          15,100       541,184
                                                                       -----------
                                                                         4,993,824
                                                                       -----------
MULTI-LINE INSURANCE - 3.7%
American International Group, Inc.                            58,300     3,442,615
                                                                       -----------
OIL & GAS DRILLING - 0.5%
Transocean, Inc.*                                              5,500       441,760
                                                                       -----------
OIL & GAS EQUIPMENT & SERVICES - 2.3%
Halliburton Company                                           29,200     2,166,932
                                                                       -----------
OIL & GAS REFINING & MARKETING - 3.1%
Sasol, Ltd. ADR                                               75,400     2,913,456
                                                                       -----------
OIL & GAS STORAGE & TRANSPORTATION - 2.4%
Williams Companies, Inc.                                      94,500     2,207,520
                                                                       -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 7.8%
Citigroup, Inc.                                               34,000     1,640,160
First Marblehead Corporation                                  69,900     3,980,106
JP Morgan Chase & Company                                     37,600     1,579,200
                                                                       -----------
                                                                         7,199,466
                                                                       -----------
PACKAGED FOODS & MEATS - 1.7%
Tyson Foods, Inc.                                            108,700     1,615,282
                                                                       -----------
PROPERTY & CASUALTY INSURANCE - 3.9%
Berkshire Hathaway, Inc.*                                         39     3,574,701
                                                                       -----------
RAILROADS - 2.4%
Union Pacific Corporation                                     25,400     2,361,184
                                                                       -----------
SPECIALTY CHEMICALS - 1.5%
Rohm & Haas Company                                           28,100     1,408,372
                                                                       -----------
TOBACCO - 2.5%
Altria Group, Inc.                                            31,100     2,283,673
                                                                       -----------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                          SECURITY LARGE CAP VALUE FUND

                                                          PRINCIPAL
                                                          AMOUNT OR
                                                          NUMBER OF       MARKET
                                                            SHARES        VALUE
                                                         -----------   -----------
COMMON STOCKS (CONTINUED)
WIRELESS TELECOMMUNICATION SERVICE - 2.8%
Alltel Corporation                                            11,100   $   708,513
Sprint Nextel Corporation                                     95,700     1,913,043
                                                                       -----------
                                                                         2,621,556
                                                                       -----------
TOTAL COMMON STOCKS
   (cost $78,373,346)                                                   88,347,305
                                                                       -----------
CORPORATE BONDS - 0.0%
SERVICES - 0.0%
American Eco Corporation, 9.625% - 2008(1,2)             $   125,000            --
                                                                       -----------
TOTAL CORPORATE BONDS
   (cost $125,000)                                                              --
                                                                       -----------
COMMERCIAL PAPER - 2.7%
FINANCIAL - OTHER - 2.7%
Countrywide Financial Corporation:
   5.30%, 07-05-06                                       $ 1,000,000       999,411
   5.32%, 07-07-06                                       $ 1,500,000     1,498,670
                                                                       -----------
TOTAL COMMERCIAL PAPER
   (cost $2,498,081)                                                     2,498,081
                                                                       -----------
ASSET BACKED COMMERCIAL PAPER - 1.1%
FINANCIAL COMPANIES - MISCELLANEOUS RECEIVABLES - 1.1%
Fairway Finance Corporation, 5.22%, 07-06-06             $ 1,000,000       999,267
                                                                       -----------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $999,267)                                                         999,267
                                                                       -----------
REPURCHASE AGREEMENT - 0.9%
United Missouri bank, 4.68%, dated 06-30-06,
   matures 07-03-06; repurchase amount of
   $801,312 (Collateralized by FNMA 2006 53-CJ,
   5.00%, 08-25-24 and FHLMC 3079-G8, 5.00%,
   11-15-24 with values of $341,973 and
   $475,347 respectively)                                $   801,000       801,000
                                                                       -----------
TOTAL REPURCHASE AGREEMENT
   (cost $801,000)                                                         801,000
                                                                       -----------
TOTAL INVESTMENTS - 99.9%
   (cost $82,796,694)                                                   92,645,653
CASH & OTHER ASSETS, LESS LIABILITIES - 0.1%                                97,981
                                                                       -----------
TOTAL NET ASSETS - 100.0%                                              $92,743,634
                                                                       ===========

For federal income tax purposes the identified cost of investments owned at June 30, 2006 was $82,851,418. For federal income tax purposes, the net unrealized appreciation on investments amounted to $9,794,235, which consisted of $11,196,768 of aggregate gross unrealized appreciation, and $1,402,533 of aggregate gross unrealized depreciation.

*    Non-income producing security.

ADR (American Depositary Receipt)

(1)  Security is in default due to bankruptcy.

(2) Security is fair valued by the Board of Directors and illiquid. The total market value of fair valued and illiquid securities amounts to $0 or 0.0% of total assets

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                          SECURITY LARGE CAP VALUE FUND

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SECURITY LARGE CAP VALUE FUND


                                        By: Michael G. Odlum
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: Michael G. Odlum
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: August 28, 2006


                                        By: Brenda M. Harwood
                                            ------------------------------------
                                            Brenda M. Harwood, Treasurer

                                        Date: August 28, 2006